Long-Term Debts - Schedule of Long-Term Debts (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Long-Term Debts [Line Items]
Long- term	$ 734,023	$ 839,560	$ 1,996,326
Long- term (current portions)	$ 243,557	$ 428,702	535,226
The Shoko Chuk in Bank [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate		1.50%
Start date		May 09, 2019
End date		Apr. 25, 2024
Long- term
Long- term (current portions)			26,768
The Shoko Chukin Bank One [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	1.11%	1.11%
Start date	May 26, 2020	May 26, 2020
End date	Apr. 25, 2030	Apr. 25, 2030
Long- term	$ 82,456	$ 96,838	113,070
Long- term (current portions)	$ 20,174	$ 21,110	20,237
The Shoko Chukin Bank Two [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	1.50%	1.50%
Start date	Feb. 04, 2022	Feb. 04, 2022
End date	Jan. 27, 2025	Jan. 27, 2025
Long- term			20,879
Long- term (current portions)		$ 21,780	67,456
Mizuho Bank [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	0.83%	0.83%
Start date	Mar. 25, 2020	Mar. 25, 2020
End date	Mar. 25, 2025	Mar. 25, 2025
Long- term			6,572
Long- term (current portions)		$ 6,855	13,411
Mizuho Bank One [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	2.00%	2.00%
Start date	Jun. 01, 2021	Jun. 01, 2021
End date	Jun. 01, 2031	Jun. 01, 2031
Long- term	$ 105,070	$ 120,419	135,515
Long- term (current portions)	$ 20,013	$ 20,942	20,076
Japan Finance Corporation [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	1.11%	1.11%
Start date	Jul. 16, 2020	Jul. 16, 2020
End date	Jun. 30, 2030	Jun. 30, 2030
Long- term	$ 140,227	$ 164,328	194,071
Long- term (current portions)	$ 36,424	$ 38,115	36,539
Musashino Bank [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	1.50%	1.50%
Start date	May 31, 2022	May 31, 2022
End date	Jun. 02, 2025	Jun. 02, 2025
Long- term			44,489
Long- term (current portions)	$ 10,967	$ 46,408	72,556
Japan Finance Corporation One [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	0.46%	0.46%
Start date	Jun. 09, 2020	Jun. 09, 2020
End date	Apr. 20, 2030	Apr. 20, 2030
Long- term	$ 85,390	$ 98,290	114,783
Long- term (current portions)	$ 20,494	$ 21,445	20,558
Japan Finance Corporation Two [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	0.38%	0.38%
Start date	Apr. 23, 2021	Apr. 23, 2021
End date	Mar. 20, 2031	Mar. 20, 2031
Long- term	$ 34,022	$ 38,569	44,369
Long- term (current portions)	$ 7,372	$ 7,714	7,395
Kiraboshi Bank One [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	0.50%	0.50%
Start date	Jun. 27, 2023	Jun. 27, 2023
End date	May 30, 2032	May 30, 2032
Long- term	$ 286,858	$ 321,116	351,335
Long- term (current portions)	$ 43,362	$ 45,376	43,499
Caizhi Linghang (Xiamen) Investment Management Co., Ltd [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate		3.75%
Start date		Nov. 01, 2022
End date		Oct. 31, 2027
Long- term			779,879
Long- term (current portions)
Zhongli International Financial Leasing Co. LTD [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	14.56%	14.56%
Start date	Aug. 11, 2022	Aug. 11, 2022
End date	Aug. 15, 2025	Aug. 15, 2025
Long- term			125,640
Long- term (current portions)	$ 57,420	$ 130,625	137,061
Zhongli International Financial Leasing Co. LTD One [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	13.63%	13.63%
Start date	Jul. 26, 2022	Jul. 26, 2022
End date	Jul. 26, 2025	Jul. 26, 2025
Long- term			65,724
Long- term (current portions)	$ 27,331	$ 68,332	$ 69,670
Pledge		Vehicle	Vehicle